Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Purchase Commitment Excluding Longterm Commitment [Line Items]
Commitments expiration period	3 months
Undisbursed funds	$ 5,000,000	$ 5,200,000
Loan Origination Commitments [Member]
Purchase Commitment Excluding Longterm Commitment [Line Items]
Outstanding commitments originate loans	6,500,000	2,200,000
Loan Purchase Commitments [Member]
Purchase Commitment Excluding Longterm Commitment [Line Items]
Outstanding commitments to purchase loans	5,000,000	8,200,000
Home Equity Line of Credit [Member] | Adjustable Rate Loans
Purchase Commitment Excluding Longterm Commitment [Line Items]
Outstanding commitments to purchase loans	105,000
Outstanding commitments to purchase loans, interest rate	3.25%
Home Equity Line of Credit [Member] | Fixed Rate
Purchase Commitment Excluding Longterm Commitment [Line Items]
Outstanding commitments originate loans - Fixed rate	250,000
Mortgage loans interest rate	4.00%
Fixed Rate One-to Four Family Mortgage Loans [Member] | Loan Origination Commitments [Member]
Purchase Commitment Excluding Longterm Commitment [Line Items]
Outstanding commitments originate loans - Fixed rate	3,600,000
Mortgage loans minimum interest rate	2.75%
Mortgage loans maximum interest rate	4.00%
Fixed Rate One-to Four Family Mortgage Loans [Member] | Loan Purchase Commitments [Member]
Purchase Commitment Excluding Longterm Commitment [Line Items]
Mortgage loans minimum interest rate	3.00%
Mortgage loans maximum interest rate	4.00%
Outstanding commitments to purchase loans	4,500,000
Adjustable Rate One-to Four Family Mortgage Loans [Member] | Loan Origination Commitments [Member]
Purchase Commitment Excluding Longterm Commitment [Line Items]
Mortgage loans minimum interest rate	2.75%
Mortgage loans maximum interest rate	3.375%
Outstanding commitments originate loans - Variable rate	2,900,000
Adjustable Rate One-to Four Family Mortgage Loans [Member] | Loan Purchase Commitments [Member] | Variable Rate [Member]
Purchase Commitment Excluding Longterm Commitment [Line Items]
Outstanding commitments to purchase loans	480,000
Mortgage loans interest rate	3.25%
Multi-Family Real Estate Loans [Member]
Purchase Commitment Excluding Longterm Commitment [Line Items]
Commitments expiration period	3 months
Outstanding commitments to purchase loans	$ 0	$ 10,700,000
Commercial Real Estate Loans [Member]
Purchase Commitment Excluding Longterm Commitment [Line Items]
Commitments expiration period	3 months